Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Bank Borrowings

13. Bank Borrowings

As of December 31, 2025 and 2024, bank borrowings consisted of the following:

				Outstanding
	Nature of			principal amount
	banking		Amount of	as of December 31,
Bank facility Provider	facility	Tenor	banking facility	2025	2024
Shanghai Commercial Bank (“SCB”)	Revolving trade financing	Maximum 120 days	HK$35,000,000 (approximately $4,496,807)	$960,135	$1,761,048
SCB	Installment loan	Fully repayable by March 27, 2037 in monthly installments.	HK$33,545,132 (approximately $4,309,886)	3,200,106	3,416,955
DBS Bank (Hong Kong) Limited (“DBS”)	Account payable financing	Maximum 120 days	HK$10,500,000 (approximately $1,349,042) and further amended to HK$4,500,000 (approximately $578,161)	—	—
				4,160,241	5,178,003
Less: non-current portion				(2,986,935)	(3,225,899)
Bank borrowings, current				$1,173,306	$1,952,104

These bank borrowings were primarily obtained for general working capital.

SCB banking facility

Under the banking facility letter dated May 5, 2020 and subsequent amendments made on October 21, 2021, Shanghai Commercial Bank Limited (“SCB”), a bank in Hong Kong, extended a banking facility to Top Win Hong Kong and Top Pride International Ltd. (“Top Pride”). Top Pride was a related party of the Company until October 29, 2024, as it was controlled by Mr. Sit Hon, who served as the former controlling shareholder and director of Top Win Hong Kong until that date. The facility comprises:

(i)	trade financing of HK$35,000,000 (approximately $4,496,807) or an equivalent amount in other currencies shared between the Group and Top Pride and at an interest rate of 2% p.a. over 1-month HIBOR for Hong Kong Dollars, 2% p.a. over the applicable Benchmark for U.S. Dollars, Euros, and Swiss Francs, and 2% p.a. over 1-month SIBOR for Singapore Dollars, with a minimum interest rate at 3.75% p.a. for U.S. Dollars, Euros, and Swiss Francs, and a maximum tenor of 120 days. These bank borrowings are classified as current liability on the consolidated balance sheets since they are scheduled to mature within one year;

(ii)	instalment loan of HK$33,545,132 (approximately $4,309,886) to the Group at an interest rate of 2% p.a. over 1, 2, or 3-month HIBOR, to be repaid in full by March 27, 2037 in monthly installments. Among the outstanding principal of $3,200,106, $213,171 is repayable within one year by installments and is classified as current liability, whilst the remaining portion of $2,986,935 is long-term obligation and is reclassified as long-term liability on the consolidated balance sheets.

The securities provided under the SCB banking facility include (i) a pledge of the property located at 33/F, Sunshine Plaza, 353 Lockhart Road, Hong Kong, which is owned by New Harvest Investment Holding Ltd (“New Harvest”), a company controlled by Mr. Sit Hon; (ii) a personal guarantee given by Mr. Sit Hon in the amount of HK$96,100,000 (approximately $12,346,948). No other significant covenants are identified in the SCB banking facility.

On June 25, 2025, SCB amended certain security terms of its banking facility. The amendment added a new security term: a personal guarantee provided by Mr. Ngai Kwan in the amount of HK$89,240,000 (approximately US$11,465,574). In addition, the personal guarantee by Mr. Sit Hon was revised from HK$96,100,000 (approximately US$12,346,948) to HK$95,600,000 (approximately US$12,282,708).

Although Mr. Sit Hon, New Harvest, and Top Pride ceased to be related parties of the Group as of October 29, 2024, these parties have remained committed to providing the aforementioned securities to secure the Group’s banking facility. The terms of the existing banking facility remain in full force and effect.

As of December 31, 2025 and 2024, the Group utilized revolving trade financing in the amounts of $960,135 and $1,761,048, respectively, and installment loan totaling $3,200,106 and $3,416,955 under the SCB banking facility. As of December 31, 2025 and 2024, Top Pride did not utilize the shared banking facility extended by SCB.

DBS banking facility

On November 30, 2021, DBS Bank (Hong Kong) Limited extended a banking facility to the Group and its related party, Top Pride. The facility comprises account payable financing HK$10,500,000 (approximately $1,349,042) shared between Top Win Hong Kong and Top Pride, at an interest rate of 2% p.a. over the 1-month HIBOR for Hong Kong Dollars and 2% p.a. over the bank’s 1-month cost of funds for other currencies, with a minimum interest rate at 3.75% p.a. for currencies other than Hong Kong Dollars, and a maximum tenor of 120 days. These bank borrowings are classified as current liability on the consolidated balance sheets since they are scheduled to mature within one year.

The securities provided under the DBS banking facility include: (i) a cash deposit of HK$2,944,490 (approximately $378,309) placed by Top Win Hong Kong in favour of DBS with all interest accrued thereon for the account; (ii) personal guarantee and indemnity for an unlimited amount executed by Mr. Sit Hon; (iii) a guarantee and indemnity for an unlimited amount executed by Mrs. Ho Ling Fung, who is Mr. Sit Hon’s mother; (iv) guarantee and indemnity for an unlimited amount executed by New Harvest; (v) guarantee and indemnity for an unlimited amount executed by Top Pride; and (vi) assignment of the Sun Life Insurance policy.

On September 24, 2024, DBS amended certain terms of its banking facility. The interest rate for account payable financing in currencies other than Hong Kong Dollars was adjusted to 1.75% p.a. over the bank’s 1-month cost of funds for those currencies, with a minimum interest rate of 3.5% p.a. The interest rate for Hong Kong Dollars remains unchanged from the original bank facility letter. Additionally, the security in the form of “a guarantee and indemnity for an unlimited amount executed by Mrs. Ho Ling Fung” was removed from the bank facility letter. For the years ended December 31, 2025, 2024 and 2023, the Group met all covenant requirements under the banking facility.

Further on January 14, 2025, DBS amended certain terms of its banking facility. The facility limit for Accounts Payable Financing was adjusted from HK$10,500,000 (approximately $1,349,042) to HK$4,500,000 (approximately $578,161). Additionally, the security in the form of “assignment of the Sun Life Insurance policy” was removed, and the security term “personal guarantee and indemnity for an unlimited amount executed by Mr. Ngai Kwan” was added in the bank facility letter.

Although Mr. Sit Hon, New Harvest, and Top Pride ceased to be related parties of the Group as of October 29, 2024, these parties have remained committed to providing the aforementioned securities to secure the Group’s banking facility. The terms of the existing banking facility remain in full force and effect.

On November 18, 2025, DBS released its charge over a cash deposit of HK$2,944,490 (approximately $378,309), along with all other guarantees and securities previously provided under the DBS banking facility. By mutual agreement, the DBS banking facility was terminated accordingly.

For the years ended December 31, 2025, 2024 and 2023, the weighted average annual interest rates for the bank loans were approximately 5.56%, 5.47%, 5.84%, respectively. Interest expenses of bank loans for the years ended December 31, 2025, 2024 and 2023, were $231,259, $283,024 and $336,817, respectively.

The table below summarizes the remaining contractual maturities of the bank borrowings as of December 31, 2025. The bank borrowings are categorized by the years in which repayments are due:

During the years ended December 31,
2026	$1,339,353
2027	379,218
2028	379,218
2029	379,218
2030 and after	2,749,331
Total repayments of bank loans	5,226,338
Less: imputed interest	(1,066,097)
Balance recognized as at December 31, 2025	$4,160,241

As of the date of this report, a total of $1.0 million of the bank loans been repaid.